CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	¥ 2,656,860	¥ 1,300,684
Accounts receivable, net	38,523	22,859
Real estate inventory	10,134,739	9,267,825
Contract assets	141,418	236,499
Prepaid and other current assets	381,581	493,819
Total current assets	13,353,121	11,321,686
Property and equipment, net	5,796,381	5,449,101
Intangible asset, net	35,396	54,138
Investments in marketable securities	25,303	20,844
Right-of-use assets, operating lease, net	820,786	154,613
Investments	122,101	46,394
Other assets	326,746	170,588
Total assets	20,479,834	17,217,364
Current liabilities:
Accounts payable	1,035,712	602,013
Current portion of notes payable	7,599,606	6,815,181
Contract liabilities	337,483	130,259
Current portion of operating lease liabilities	201,313	67,938
Accrued expenses and other current liabilities	764,920	356,856
Total current liabilities	9,939,034	7,972,247
Notes payable, net of current portion	4,557,855	4,598,151
Deferred tax liabilities, net	89,638	85,018
Operating lease liabilities, net of current portion	621,962	91,471
Other liabilities	240,632	233,109
Total liabilities	15,449,121	12,979,996
SHAREHOLDERS' EQUITY
Common stock, 50,000,000 shares authorized, 15,628,000 shares issued and 13,641,900 shares outstanding as of June 30, 2025 and 2024 with no stated par value	1,207,055	1,206,765
Retained earnings	3,965,673	3,159,815
Treasury stock, at cost, 1,986,100 shares as of June 30, 2025 and 2024	(154,121)	(154,121)
Non-controlling interest	(8,456)	(7,558)
Accumulated translation gain	20,562	32,467
Total shareholders' equity	5,030,713	4,237,368
Total liabilities and shareholders' equity	¥ 20,479,834	¥ 17,217,364